Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade and Other Receivables [Abstract]
Trade receivables	$ 18,648	$ 15,154
Other receivables	1,307	911
Total trade and other receivables	$ 19,955	$ 16,065